Debt - Additional Information - Debt Extinguishment (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Loan	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Loss (gain) on debt extinguishment	$ 1,190	$ (1,792)	$ (7)	$ 30	$ 77	$ 8,016	$ (14,777)	$ 5,079	$ (579)	$ (1,605)	$ 2,375
Master Trust Notes | Subsidiaries
Debt Instrument [Line Items]
Weighted average interest rate					6.01%					6.01%
Number of notes paid off | Loan					7					7
Series 2014-1 Class A1 | Master Trust Notes
Debt Instrument [Line Items]
Number of notes paid off | Loan	1								1
Master Trust Notes
Debt Instrument [Line Items]
Amount of extinguishment of debt									$ 238,500
Weighted average interest rate	5.50%								5.50%
Loss (gain) on debt extinguishment									$ (1,600)	$ (200)
Master Trust Notes | Subsidiaries
Debt Instrument [Line Items]
Amount of extinguishment of debt										$ 883,000